John Hancock Managed Account Shares Securitized Debt Portfolio Investment Strategy - John Hancock Managed Account Shares Securitized Debt Portfolio	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of securitized debt securities, or bonds.For the purposes of the 80% policy, securitized debt is defined as residential or commercial mortgage-backed securities and asset-backed securities, including securities backed by the US Government and its agencies. The fund will invest only in securitized assets, which may include, but are not limited to, mortgage-backed and asset-backed securities, including securities backed by the US Government and its agencies. The fund will not invest in any non-securitized assets. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on average maturity. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. When making sector and industry allocations, the manager uses top-down analysis to try to anticipate and react to shifts in the business cycle. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund does not invest in bonds rated below investment-grade at time of purchase. The fund may invest in securities of foreign governments and corporations. The fund will not invest more than 10% of its total assets in securities denominated in foreign currencies. Under normal market conditions, the fund does not anticipate investing more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding Canadian securities). The fund may engage in derivatives transactions, including credit default swaps, foreign currency forward contracts, futures contracts, and options, to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund may trade securities actively. The fund may invest in bonds issued by master limited partnerships.